Business Segments (Tables)	12 Months Ended
Dec. 31, 2013
Business Segments (Tables) [Abstract]
Reportable Segment Information
		Transmission
	Vertically	and	AEP		Generation	Corporate
	Integrated	Distribution	Transmission	AEP River	and	and Other	Reconciling
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2013
Revenues from:
External Customers	$9,347	$4,279	$27	$544	$1,208	$32	$(80)	(b)	$15,357
Other Operating Segments	645	199	51	19	2,457	57	(3,428)		-
Total Revenues	$9,992	$4,478	$78	$563	$3,665	$89	$(3,508)		$15,357

Asset Impairments and Other
Related Charges	$72	$-	$-	$-	$154	$-	$-		$226
Depreciation and Amortization	941	591	10	31	236	-	(66)	(c)	1,743
Interest Income	7	2	-	-	2	69	(22)		58
Carrying Costs Income	14	16	-	-	-	-	-		30
Interest Expense	540	292	10	17	55	27	(35)	(c)	906
Income Tax Expense	398	198	29	7	112	(60)	-		684

Net Income	681	358	80	12	228	125	-		1,484

Gross Property Additions	1,822	871	843	7	185	9	(81)		3,656

		Transmission
	Vertically	and	AEP		Generation	Corporate
	Integrated	Distribution	Transmission	AEP River	and	and Other	Reconciling
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2012
Revenues from:
External Customers	$8,785	$4,659	$7	$647	$882	$25	$(60)	(b)	$14,945
Other Operating Segments	633	159	17	20	2,585	58	(3,472)		-
Total Revenues	$9,418	$4,818	$24	$667	$3,467	$83	$(3,532)		$14,945

Asset Impairments and Other
Related Charges	$13	$-	$-	$-	$287	$-	$-		$300
Depreciation and Amortization	873	561	3	29	349	-	(33)	(c)	1,782
Interest Income	5	4	-	-	1	22	(24)		8
Carrying Costs Income	28	24	1	-	-	-	-		53
Interest Expense	520	291	3	17	83	112	(38)	(c)	988
Income Tax Expense	345	201	17	7	15	19	-		604

Net Income (Loss)	803	389	43	15	100	(88)	-		1,262

Gross Property Additions	1,801	664	392	31	249	2	(20)		3,119

		Transmission
	Vertically	and	AEP		Generation	Corporate
	Integrated	Distribution	Transmission	AEP River	and	and Other	Reconciling
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$8,942	$4,982	$3	$697	$563	$24	$(95)	(b)	$15,116
Other Operating Segments	760	174	5	19	3,331	59	(4,348)		-
Total Revenues	$9,702	$5,156	$8	$716	$3,894	$83	$(4,443)		$15,116

Asset Impairments and Other
Related Charges	$49	$-	$-	$-	$90	$-	$-		$139
Depreciation and Amortization	785	549	-	28	304	2	(13)	(c)	1,655
Interest Income	13	7	-	-	4	22	(19)		27
Carrying Costs Income	17	376	-	-	-	-	-		393
Interest Expense	514	293	1	17	87	56	(35)	(c)	933
Income Tax Expense	312	220	2	24	166	94	-		818

Income (Loss) Before
Extraordinary Item	$710	$404	$30	$45	$439	$(52)	$-		$1,576
Extraordinary Item, Net of Tax	-	373	-	-	-	-	-		373
Net Income (Loss)	$710	$777	$30	$45	$439	$(52)	$-		$1,949

Gross Property Additions	$1,733	$544	$263	$18	$156	$219	$(31)		$2,902

		Transmission
	Vertically	and	AEP		Generation	Corporate	Reconciling
	Integrated	Distribution	Transmission	AEP River	and	and Other	Adjustments
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	(c)		Consolidated
	(in millions)
December 31, 2013
Total Property, Plant and
Equipment	$37,545	$12,143	$1,636	$638	$8,277	$315	$(269)		$60,285
Accumulated Depreciation and
Amortization	12,250	3,342	10	189	3,409	173	(85)		19,288
Total Property, Plant and
Equipment - Net	$25,295	$8,801	$1,626	$449	$4,868	$142	$(184)		$40,997

Total Assets	$32,791	$14,165	$2,245	$673	$6,426	$19,645	$(19,531)	(d)	$56,414

Investments in Equity Method
Investees	24	-	480	54	-	11	-		569

		Transmission
	Vertically	and	AEP		Generation	Corporate	Reconciling
	Integrated	Distribution	Transmission	AEP River	and	and Other	Adjustments
	Utilities	Utilities	Holdco	Operations	Marketing	(a)	(c)		Consolidated
	(in millions)
December 31, 2012
Total Property, Plant and
Equipment	$36,066	$11,461	$748	$636	$8,529	$280	$(266)		$57,454
Accumulated Depreciation and
Amortization	11,733	3,232	4	161	3,465	168	(72)		18,691
Total Property, Plant and
Equipment - Net	$24,333	$8,229	$744	$475	$5,064	$112	$(194)		$38,763

Total Assets	$32,008	$13,516	$1,216	$670	$6,664	$19,179	$(18,886)	(d)	$54,367

Investments in Equity Method
Investees	24	-	393	43	-	5	-		465

(a)       Corporate and Other includes management and professional services to AEP provided at cost to AEP subsidiaries and the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.

(b)       Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation.

(c)       Includes eliminations due to an intercompany capital lease.

(d)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.